Short-Term Investments - Summary of Marketable Securities (Detail) - Government Debentures [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 3,617	$ 3,561
Unrealized gain (loss)	(69)	11
Market value	$ 3,548	$ 3,572